RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure of transactions between related parties [abstract]
Schedule of key management personnel compensation

Summary of key management personnel compensation:

	For the years ended November 30,
	2019	2018	2017
	$	$	$
Consulting and directors fees	603,500	407,525	379,890
Share-based compensation	890,418	-	576,000
Interest expense	5,174	18,537	9,147

	1,499,092	426,062	965,037